Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Classes of current inventories [abstract]
Inventory write-down	¥ 5,456	¥ 4,650	¥ 3,945